Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	€ 2,172.8	€ 1,956.6	€ 1,927.7
Cost of sales	(1,519.3)	(1,357.2)	(1,356.7)
Gross profit	653.5	599.4	571.0
Other operating expenses	(352.7)	(319.3)	(298.4)
Exceptional items	(17.7)	(37.2)	(134.5)
Operating profit	283.1	242.9	138.1
Finance income	1.6	7.2	24.2
Finance costs	(57.6)	(81.6)	(86.3)
Net finance costs	(56.0)	(74.4)	(62.1)
Profit before tax	227.1	168.5	76.0
Taxation	(56.6)	(32.0)	(39.6)
Profit for the period	171.2	136.5	36.4
Profit (loss), attributable to non-controlling interests	(0.7)	0.0	0.0
Profit (loss)	€ 170.5	€ 136.5	€ 36.4
Earnings per share:
Basic earnings per share (in euros per share)	€ 0.97	€ 0.78	€ 0.20
Diluted earnings per share (in euros per share)	€ 0.97	€ 0.74	€ 0.20